iShares®

iShares Trust

iShares U.S. ETF Trust

Supplement dated June 24, 2016

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares Enhanced International Large-Cap ETF (IEIL),

iShares Enhanced International Small-Cap ETF (IEIS),

iShares Enhanced U.S. Large-Cap ETF (IELG),

iShares Enhanced U.S. Small-Cap ETF (IESM),

iShares Global Inflation-Linked Bond ETF (GTIP) and

iShares International Inflation-Linked Bond ETF (ITIP)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates the information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

On June 23, 2016, the Boards of Trustees of iShares Trust and iShares U.S. ETF Trust unanimously voted to close and liquidate the Funds. After the close of business on August 23, 2016, subject to applicable law, the Funds will no longer accept creation orders. Trading in the Funds will be halted prior to market open on August 24, 2016. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about September 2, 2016.

When each Fund commences liquidation of its portfolio, which is anticipated to occur prior to August 24, 2016, the Fund may hold cash and securities that may not be consistent with the Fund’s investment objective and strategy. During this period, each Fund is likely to incur higher tracking error than is typical for the Fund. Furthermore, during the time between market open on August 24, 2016 and September 2, 2016, because shares will not be traded on NYSE Arca, Inc. (“NYSE Arca”), we cannot assure you that there will be a trading market for your shares.

Shareholders may sell their holdings of a Fund on NYSE Arca until the market close on August 23, 2016 and may incur typical transaction fees from their broker-dealer. At the time the liquidation of the Funds is complete, shares of the Funds will be individually redeemed. If you still hold shares as of September 2, 2016, each Fund will automatically redeem your shares for cash at the current net asset value. Shareholders generally recognize a capital gain or loss on the redemptions. The Funds may or may not, depending upon each Fund’s circumstances, pay one or more dividends or other distributions prior to or along with the redemption payments. Please consult your personal tax advisor about the potential tax consequences.

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-FC1-062416

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated June 24, 2016

to the Summary Prospectus, Prospectus and

Statement of Additional Information (“SAI”) for the

iShares MSCI Emerging Markets Latin America ETF (EEML)

(the “Fund”)

The information in this Supplement updates the information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.

On June 23, 2016, the Board of Trustees of iShares Trust unanimously voted to close and liquidate the Fund. After the close of business on August 23, 2016, subject to applicable law, the Fund will no longer accept creation orders. Trading in the Fund will be halted prior to market open on August 24, 2016. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about September 2, 2016.

When the Fund commences liquidation of its portfolio, which is anticipated to occur prior to August 24, 2016, the Fund may hold cash and securities that may not be consistent with the Fund’s investment objective and strategy. During this period, the Fund is likely to incur higher tracking error than is typical for the Fund. Furthermore, during the time between August 24, 2016 and September 2, 2016, because shares will not be traded on The NASDAQ Stock Market (“NASDAQ”), we cannot assure you that there will be a trading market for your shares.

Shareholders may sell their holdings of the Fund on NASDAQ until the market close on August 23, 2016 and may incur typical transaction fees from their broker-dealer. At the time the liquidation of the Fund is complete, shares of the Fund will be individually redeemed. If you still hold shares as of September 2, 2016, the Fund will automatically redeem your shares for cash at the current net asset value. Shareholders generally recognize a capital gain or loss on the redemptions. The Fund may or may not, depending upon the Fund’s circumstances, pay one or more dividends or other distributions prior to or along with the redemption payments. Please consult your personal tax advisor about the potential tax consequences.

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-FC2-062416

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

iShares Trust

Supplement dated June 24, 2016

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares B – Ca Rated Corporate Bond ETF (QLTC),

iShares Baa – Ba Rated Corporate Bond ETF (QLTB) and

iShares MSCI Emerging Markets Horizon ETF (EMHZ)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates the information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

On June 23, 2016, the Board of Trustees of iShares Trust and Board of Directors of iShares, Inc. unanimously voted to close and liquidate the Funds. After the close of business on August 23, 2016, subject to applicable law, the Funds will no longer accept creation orders. Trading in the Funds will be halted prior to market open on August 24, 2016. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about September 2, 2016.

When each Fund commences liquidation of its portfolio, which is anticipated to occur prior to August 24, 2016, the Fund may hold cash and securities that may not be consistent with the Fund’s investment objective and strategy. During this period, each Fund is likely to incur higher tracking error than is typical for the Fund. Furthermore, during the time between market open on August 24, 2016 and September 2, 2016, because shares will not be traded on BATS Exchange, Inc. (“BATS”), we cannot assure you that there will be a trading market for your shares.

Shareholders may sell their holdings of a Fund on BATS until the market close on August 23, 2016 and may incur typical transaction fees from their broker-dealer. At the time the liquidation of the Funds is complete, shares of the Funds will be individually redeemed. If you still hold shares as of September 2, 2016, each Fund will automatically redeem your shares for cash at the current net asset value. Shareholders generally recognize a capital gain or loss on the redemptions. The Funds may or may not, depending upon each Fund’s circumstances, pay one or more dividends or other distributions prior to or along with the redemption payments. Please consult your personal tax advisor about the potential tax consequences.

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-FC3-062416

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE